Estimated Future Benefit Payments For All Plans (Detail) (USD $)	Dec. 30, 2012
Pinnacle Foods Pension Plan [Member]
Schedule of Postemployment Benefits [Line Items]
2013	$ 4,398
2014	4,200
2015	3,972
2016	4,015
2017	4,012
2018-2022	21,274
Birds Eye Foods Pension Plan [Member]
Schedule of Postemployment Benefits [Line Items]
2013	9,382
2014	9,755
2015	9,551
2016	9,739
2017	10,065
2018-2022	$ 54,973